UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hovde Capital Advisors LLC
Address:          1826 Jefferson Place, NW
                  Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

 /s/ Richard J. Perry, Jr.       Washington, D.C.           November 12, 2008
 -------------------------       ----------------           -----------------
    [Signature]                   [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ----
Form 13F Information Table Entry Total:     81
                                            --
Form 13F Information Table Value Total:     $567,651 (thousands)
                                            -------------------


List of Other Included Managers:            None
                                            ----


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
----


                                                           FORM 13F INFORMATION TABLE



       COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
       --------                  --------    --------   --------     --------          --------  --------          --------
                                  TITLE                   VALUE    SHRS OR  SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME                    OF CLASS     CUSIP     (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE   SHARED     NONE
         ----                    --------     -----     ---------  -------  ---  ---- ---------- --------   ----   ------     ----
ABINGTON BANCORP INC PENN         COMMON    00350L109     4,113     406445   SH          SOLE      NONE            355,055    51390
AB&T FINANCIAL CORPORATION        COMMON    00037W106       527      75276   SH          SOLE      NONE             75,276        -
ANWORTH MORTGAGE ASSET CORP       COMMON    037347101     2,866     484073   SH          SOLE      NONE            422,875    61198
ASSURANT INC                      COMMON    04621X108    15,450     280900   SH          SOLE      NONE            245,390    35510
ATLANTIC BANCGROUP INC            COMMON    048221105       526      52984   SH          SOLE      NONE             45,917     7067
BANCORP RHODE ISLAND INC          COMMON    059690107     5,391     187527   SH          SOLE      NONE            163,943    23584
FRANKLIN RESOURCES INC            COMMON    354613101    14,247     161659   SH          SOLE      NONE            141,179    20480
BOYD GAMING CORP                  COMMON    103304101     5,438     581000   SH          SOLE      NONE            508,656    72344
CALIFORNIA COASTAL COMMUNITIES    COMMON    129915203       938     430238   SH          SOLE      NONE            374,937    55301
CASCADE FINANCIAL CORP            COMMON    147272108       503      68287   SH          SOLE      NONE             58,626     9661
CATHAY GENERAL BANCORP            COMMON    149150104       238      10000   SH          SOLE      NONE             10,000        -
COMMUNITY BANCORP                 COMMON    20343T100       137      21373   SH          SOLE      NONE             15,529     5844
CENTRAL FLA ST BK BELLEVIEW       COMMON    153479100       238      28550   SH          SOLE      NONE             28,550        -
CIT GROUP INC NEW                 COMMON    125581108    14,780    2123545   SH          SOLE      NONE          1,848,814   274731
COMERICA INC                      COMMON    200340107    38,493    1173934   SH          SOLE      NONE          1,025,354   148580
CONSECO INC                       COMMON    208464883     6,383    1813281   SH          SOLE      NONE          1,584,105   229176
CORTEZ COMMUNITY BANK             COMMON    220564108       414      60000   SH          SOLE      NONE             60,000        -
CITIZENS REPUBLIC BANCORP INC     COMMON    174420109     1,296     420707   SH          SOLE      NONE            360,988    59719
CAPITAL TRUST INC MD              COMMON    14052H506     3,063     197613   SH          SOLE      NONE            169,177    28436
COMMUNITY WEST BANCSHARES         COMMON    204157101       984     178965   SH          SOLE      NONE            155,163    23802
ENTERPRISE BANCORP INC MASS       COMMON    293668109     2,132     176004   SH          SOLE      NONE            154,476    21528
ETHAN ALLEN INTERIORS INC         COMMON    297602104    18,452     658532   SH          SOLE      NONE            562,472    96060
EVERGREENBANCORP INC              COMMON    300349107       502      52880   SH          SOLE      NONE             52,680      200
FLAGSTAR BANCORP INC              COMMON    337930101     2,248     754366   SH          SOLE      NONE            637,673   116693
FIRST CALIFORNIA FINANCIAL        COMMON    319395109     4,716     548356   SH          SOLE      NONE            480,326    68030
FIRST HORIZON NATL CORP           COMMON    320517105     2,401     256466   SH          SOLE      NONE            228,157    28309
FIRST LONG ISLAND CORP            COMMON    320734106    11,097     457595   SH          SOLE      NONE            400,473    57122
FIRST PLACE FINANCIAL CORP-DEL    COMMON    33610T109     2,082     162042   SH          SOLE      NONE            138,966    23076
FIRST INDUSTRIAL REALTY TRUST     COMMON    32054K103    21,883     763000   SH          SOLE      NONE            666,440    96560
FIRST INDL RLTY TR             PREFERRED    32054K798     7,912     486900   SH          SOLE      NONE            425,972    60928
FIRST STATE BANCORPORATION        COMMON    336453105        53      10000   SH          SOLE      NONE             10,000        -
FOX CHASE BANCORP INC             COMMON    35137P106     3,492     298481   SH          SOLE      NONE            261,265    37216
GRAMERCY CAPITAL CORP             COMMON    384871109     1,339     516976   SH          SOLE      NONE            451,616    65360
HANMI FINL CORP                   COMMON    410495105     1,294     256306   SH          SOLE      NONE            210,007    46299
HUNTINGTON BANCSHARES INC         COMMON    446150104     1,103     138000   SH          SOLE      NONE            126,050    11950
HARTFORD FINANCIAL SERVICES       COMMON    416515104    30,079     733821   SH          SOLE      NONE            641,060    92761
HOVNANIAN ENTERPRISES INC      PREFERRED    442487112     1,580     392024   SH          SOLE      NONE            343,669    48355
HATTERAS FINANCIAL CORP           COMMON    41902R103     6,196     267090   SH          SOLE      NONE            233,320    33770
INVESTMENT TECHNOLOGY GROUP       COMMON    46145F105     8,399     276023   SH          SOLE      NONE            241,663    34360
JACKSONVILLE BANCORP INC FLA      COMMON    469249106       351      29928   SH          SOLE      NONE             29,928        -
KBW INC                           COMMON    482423100    17,714     537778   SH          SOLE      NONE            461,481    76297
KEYCORP NEW                       COMMON    493267108    12,954    1084940   SH          SOLE      NONE            947,172   137768
K-FED BANCORP                     COMMON    48246S101     3,127     341721   SH          SOLE      NONE            300,025    41696
LENNAR CORP                       COMMON    526057104     9,579     630600   SH          SOLE      NONE            549,789    80811
LINCOLN NATIONAL CORP-IND         COMMON    534187109    39,600     925016   SH          SOLE      NONE            807,917   117099
MFA MORTGAGE INVESTMENTS INC      COMMON    55272X102     5,894     906840   SH          SOLE      NONE            792,200   114640
MARSHALL & ILSLEY CORPORATION     COMMON    571837103    10,702     531100   SH          SOLE      NONE            463,806    67294
NATIONAL CITY CORP                COMMON    635405103    14,510    8291333   SH          SOLE      NONE          7,243,193  1048140
ANNALY CAPITAL MANAGEMENT INC     COMMON    035710409    31,060    2309285   SH          SOLE      NONE          2,017,353   291932
NORTHRIM BANCORP INC              COMMON    666762109     5,008     302673   SH          SOLE      NONE            265,379    37294
OLD SECOND BANCORP INC-DEL        COMMON    680277100       431      23293   SH          SOLE      NONE             18,695     4598
OCEAN SHORE HOLDING CO            COMMON    67501P107     7,042     761319   SH          SOLE      NONE            668,498    92821
PEOPLES FINANCIAL CORP-MISS       COMMON    71103B102     5,274     257704   SH          SOLE      NONE            225,639    32065
EPLUS INC                         COMMON    294268107     9,130     837586   SH          SOLE      NONE            733,376   104210
PINNACLE FINL PARTNERS INC        COMMON    72346Q104       129       4200   SH          SOLE      NONE              3,693      507
PARK NATIONAL CORP                COMMON    700658107        86       1100   SH          SOLE      NONE              1,100        -
RAIT FINANCIAL TRUST              COMMON    749227104     1,710     311464   SH          SOLE      NONE            268,704    42760
REGIONS FINANCIAL CORP            COMMON    7591EP100     3,341     348000   SH          SOLE      NONE            309,275    38725
REINSURANCE GROUP OF AMERICA      COMMON    759351406    36,007     666802   SH          SOLE      NONE            582,852    83950
RENASANT CORPORATION              COMMON    75970E107     1,457      67120   SH          SOLE      NONE             59,725     7395
RAINIER PACIFIC FINANCIAL         COMMON    75087U101        44       9931   SH          SOLE      NONE              7,974     1957
RADIOSHACK CORP                   COMMON    750438103    12,185     705123   SH          SOLE      NONE            615,773    89350
RESOURCE CAPITAL CORP             COMMON    76120W302       552      91046   SH          SOLE      NONE             74,853    16193
SANDY SPRING BANCORP INC          COMMON    800363103     1,975      89377   SH          SOLE      NONE             74,944    14433
SERVICE BANCORP INC               COMMON    81756X103       891      99029   SH          SOLE      NONE             85,864    13165
SENIOR HSG PPTYS TR               COMMON    81721M109    21,132     886796   SH          SOLE      NONE            774,563   112233
STERLING FINANCIAL CORP-WASH      COMMON    859319105     1,512     104308   SH          SOLE      NONE             90,246    14062
SUPERIOR BANCORP                  COMMON    86806M205       341      40311   SH          SOLE      NONE             32,917     7394
TIERONE CORPORATION               COMMON    88650R108       698     136000   SH          SOLE      NONE            115,050    20950
UNITED COMMUNITY BANKS INC        COMMON    90984P105     1,004      75717   SH          SOLE      NONE             63,989    11728
UMPQUA HLDGS CORP                 COMMON    904214103     3,259     221564   SH          SOLE      NONE            186,494    35070
VISA INC                          COMMON    92826C839    27,279     444353   SH          SOLE      NONE            388,113    56240
VINEYARD NATIONAL BANCORP         COMMON    927426106        16      12634   SH          SOLE      NONE             11,084     1550
WALGREEN CO                       COMMON    931422109    10,774     348000   SH          SOLE      NONE            303,946    44054
WACHOVIA CORPORATION              COMMON    929903102     4,708    1345000   SH          SOLE      NONE          1,184,088   160912
WASHINGTON BANKING COMPANY        COMMON    937303105     2,068     228511   SH          SOLE      NONE            200,568    27943
WEST COAST BANCORP-ORE NEW        COMMON    952145100       412      28094   SH          SOLE      NONE             24,630     3464
GREAT WOLF RESORTS INC            COMMON    391523107     6,989    1909632   SH          SOLE      NONE          1,672,041   237591
WATERSTONE FINANCIAL INC          COMMON    941888109        77       7837   SH          SOLE      NONE              6,220     1617
WHITNEY HOLDING CORP              COMMON    966612103     2,364      97500   SH          SOLE      NONE             84,554    12946
ZIONS BANCORPORATION              COMMON    989701107    11,280     291477   SH          SOLE      NONE            251,055    40422

TOTAL                                                   567,651
